5. Bank Premises and Equipment (Details 2)	Dec. 31, 2018 USD ($)
Property, Plant and Equipment [Abstract]
2019	$ 141,460
2020	110,460
2021	39,117
Total minimum lease payments	291,037
Less amount representing interest	(24,290)
Present value of net minimum lease payments	$ 266,747